Note 9 - Fair Value Measurements - Schedule of Derivative Assets and Liabilities, Including Receivables and Payables (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Derivative Assets	$ 116.2	$ 58.1
Derivative Liabilities	61.5	91.7
Fair Value, Recurring [Member]
Effects of netting, asset	(153.6)	(208.4)
Derivative Assets	164.6	108.1
Effects of netting, liability	(117.0)	(73.0)
Derivative Liabilities	61.5	91.7
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Asset Fair Value Gross Asset	318.2	166.6
Derivative Liability Fair Value Gross Liability	178.5	6.0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Asset Fair Value Gross Asset	0.0	149.9
Derivative Liability Fair Value Gross Liability	0.0	158.7
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Gas Utility [Member]
Effects of netting, asset	0.0	0.0
Derivative Assets	19.1	23.8
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Other Segments [Member]
Effects of netting, asset	0.0	0.0
Derivative Assets	29.3	26.2
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Gas Utility [Member]
Derivative Asset Fair Value Gross Asset	19.1	23.8
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Segments [Member]
Derivative Asset Fair Value Gross Asset	29.3	26.2
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Gas Utility [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Segments [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Gas Utility [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Segments [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Gas Utility [Member]
Effects of netting, asset	(57.8)	(104.0)
Derivative Assets	0.0	0.0
Effects of netting, liability	(30.7)	(0.3)
Derivative Liabilities	0.0	0.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Gas Marketing [Member]
Effects of netting, asset	(91.8)	(93.7)
Derivative Assets	0.0	21.0
Effects of netting, liability	(82.3)	(62.0)
Derivative Liabilities	0.0	0.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Gas Utility [Member]
Derivative Asset Fair Value Gross Asset	57.8	104.0
Derivative Liability Fair Value Gross Liability	30.7	0.3
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Gas Marketing [Member]
Derivative Asset Fair Value Gross Asset	91.8	0.0
Derivative Liability Fair Value Gross Liability	82.3	0.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Gas Utility [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Gas Marketing [Member]
Derivative Asset Fair Value Gross Asset	0.0	114.7
Derivative Liability Fair Value Gross Liability	0.0	62.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Gas Utility [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Gas Marketing [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
Natural Gas Commodity Contracts [Member] | Fair Value, Recurring [Member] | Gas Marketing [Member]
Effects of netting, asset	(4.0)	(5.5)
Derivative Assets	52.6	29.7
Effects of netting, liability	(4.0)	(5.5)
Derivative Liabilities	61.5	91.2
Natural Gas Commodity Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Gas Marketing [Member]
Derivative Asset Fair Value Gross Asset	56.6	0.0
Derivative Liability Fair Value Gross Liability	65.5	0.0
Natural Gas Commodity Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Gas Marketing [Member]
Derivative Asset Fair Value Gross Asset	0.0	35.2
Derivative Liability Fair Value Gross Liability	0.0	96.7
Natural Gas Commodity Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Gas Marketing [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Other Segments [Member]
Effects of netting, asset	0.0
Derivative Assets	63.6
Effects of netting, liability	(5.2)	(5.2)
Derivative Liabilities	7.4	0.5
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Segments [Member]
Derivative Asset Fair Value Gross Asset	63.6
Derivative Liability Fair Value Gross Liability	12.6	5.7
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Segments [Member]
Derivative Asset Fair Value Gross Asset	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Segments [Member]
Derivative Asset Fair Value Gross Asset	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
Spire Missouri [Member]
Derivative Assets	0.0	0.0
Derivative Liabilities	0.0	0.0
Spire Missouri [Member] | Fair Value, Recurring [Member]
Effects of netting, asset	(57.8)	(104.0)
Derivative Assets	19.1	23.8
Spire Missouri [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Asset Fair Value Gross Asset	76.9	127.8
Spire Missouri [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Spire Missouri [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Spire Missouri [Member] | U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member]
Effects of netting, asset	0.0	0.0
Derivative Assets	19.1	23.8
Spire Missouri [Member] | U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Asset Fair Value Gross Asset	19.1	23.8
Spire Missouri [Member] | U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Spire Missouri [Member] | U S Stock And Bond Mutual Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Spire Missouri [Member] | N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member]
Effects of netting, asset	(57.8)	(104.0)
Derivative Assets	0.0	0.0
Effects of netting, liability	(30.7)	(0.3)
Derivative Liabilities	0.0	0.0
Spire Missouri [Member] | N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Asset Fair Value Gross Asset	57.8	104.0
Derivative Liability Fair Value Gross Liability	30.7	0.3
Spire Missouri [Member] | N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	0.0	0.0
Spire Missouri [Member] | N Y M E X I C E Natural Gas Contracts [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Asset Fair Value Gross Asset	0.0	0.0
Derivative Liability Fair Value Gross Liability	$ 0.0	$ 0.0